Income taxes (Details) - Scedule of deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 18,495,760	$ 13,109,201
Stock based compensation	10,142,989
Accrued expenses	63,627
Interest limitation	1,626,806
R&D and other tax credit carryforwards	3,275,931	2,916,264
Operating lease liabilities	235,782	324,503
Retirement benefits		58,034
Property and equipment		341
Others	325,324	462,697
Total deferred tax assets	34,166,219	16,871,040
Valuation allowance	(33,046,626)	(14,063,564)
Total deferred tax assets, net of valuation allowance	1,119,593	2,807,476
Deferred tax liabilities:
Depreciation and amortization	(820,603)	(2,423,334)
Operating lease right-of-use assets	(216,741)	(305,772)
Marketable securities		(4,210)
Total deferred tax liabilities	(1,037,344)	(2,733,316)
Net Deferred tax assets	82,249	74,160
Classified as
Deferred income tax assets	84,470	78,370
Deferred income tax liabilities	$ 2,221	$ 4,210